UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03189

Name of Fund: BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2016

Date of reporting period: 07/31/2015

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2015 (Unaudited)	BlackRock Summit Cash Reserves Fund (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 4.5%
State Street Bank & Trust (a):
0.33%, 10/01/15	$500	$500,000
0.34%, 10/23/15	750	750,000
Wells Fargo Bank NA (a):
0.29%, 11/19/15	250	250,000
0.28%, 11/30/15	250	250,000
0.19%, 12/08/15	250	250,000
0.31%, 1/14/16	250	250,000
0.32%, 4/01/16	500	500,000

		2,750,000
Yankee (b) — 19.6%
Bank of Montreal, Chicago:
0.25%, 10/20/15	500	500,000
0.30%, 11/04/15	300	300,000
Bank of Nova Scotia, Houston (a):
0.29%, 8/04/15	250	250,000
0.29%, 11/06/15	500	500,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY:
0.30%, 8/04/15	1,000	1,000,000
0.26%, 9/25/15	250	250,000
Canadian Imperial Bank of Commerce, NY, 0.30%, 1/26/16 (a)	400	400,000
Credit Industriel et Commercial, NY:
0.39%, 9/03/15	1,000	1,000,000
0.32%, 9/16/15 (a)	500	500,000
Mizuho Bank Ltd., NY:
0.26%, 9/01/15	250	250,000
0.27%, 9/15/15	500	500,000
0.30%, 10/05/15	250	250,000
National Bank of Canada, NY (a):
0.30%, 10/20/15	500	500,000
0.34%, 12/24/15	350	350,000
Norinchukin Bank, NY:
0.26%, 8/14/15	250	250,000
0.26%, 10/14/15	500	500,000
0.34%, 11/12/15 (a)	275	275,000
Rabobank Nederland NV, NY (a):
0.28%, 11/04/15	1,000	1,000,000
0.28%, 12/21/15	250	250,000
0.30%, 1/11/16	250	250,000
Royal Bank of Canada, NY (a):
0.28%, 10/14/15	500	500,000
0.28%, 11/10/15	250	250,000
Toronto-Dominion Bank, NY (a):
0.28%, 9/04/15	250	250,000
0.28%, 9/17/15	500	500,007
0.30%, 2/25/16	500	500,000
Certificates of Deposit	Par (000)	Value
Yankee (concluded)
Westpac Banking Corp., 0.28%, 10/30/15 (a)	$750	$750,000

		11,825,007

Total Certificates of Deposit — 24.1%		14,575,007

Commercial Paper
Antalis SA, 0.15%, 8/05/15 (c)	2,000	1,999,967
ANZ New Zealand International Ltd., 0.31%, 9/08/15 (a)	500	500,000
Australia & New Zealand Banking Group Ltd., 0.30%, 10/27/15 (a)	500	499,982
Bank of Tokyo-Mitsubishi UFJ Trust and Banking Corp., NY, 0.32%, 8/14/15 (c)	500	499,942
Bedford Row Funding Corp.:
0.33%, 9/22/15 (c)	250	249,881
0.28%, 11/09/15 (c)	500	499,611
0.31%, 11/20/15 (a)	250	250,000
0.33%, 3/24/16 (a)	500	500,000
BNP Paribas Fortis SA, NY, 0.12%, 8/03/15 (c)	2,000	1,999,987
Caisse des Depots et Consignations, 0.24%, 10/09/15 (c)	1,000	999,540
Chariot Funding LLC (c):
0.31%, 10/20/15	250	249,828
0.30%, 11/04/15	250	249,802
0.34%, 11/30/15	250	249,714
Charta LLC, 0.28%, 8/10/15 (c)	1,000	999,930
Ciesco LLC (c):
0.29%, 8/26/15	250	249,950
0.35%, 12/02/15	250	249,701
Collateralized Commercial Paper Co. LLC, 0.35%, 10/28/15 (c)	250	249,786
Collateralized Commercial Paper II Co. (c):
0.40%, 9/08/15	500	499,789
0.26%, 10/01/15	500	499,780
Commonwealth Bank of Australia, 0.28%, 10/21/15 (a)(d)	500	500,000
Erste Abwicklungsanstalt, 0.30%, 10/29/15 (c)(d)	500	499,629
Fairway Finance Co. LLC (c):
0.31%, 11/02/15	500	499,600
0.29%, 11/18/15	1,000	999,122
HSBC Bank PLC (a):
0.28%, 10/16/15	500	500,000
0.28%, 10/23/15 (d)	500	500,000
0.29%, 11/19/15	500	500,000

BLACKROCK SUMMIT CASH RESERVES FUND	JULY 31, 2015	1

Schedule of Investments (continued)	BlackRock Summit Cash Reserves Fund (Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Hyundai Capital America, 0.49%, 9/03/15 (c)	$250	$249,888
Manhattan Asset Funding Co. LLC (c):
0.28%, 10/01/15	500	499,763
0.27%, 10/05/15	1,000	999,512
National Australia Bank Ltd., 0.28%, 11/05/15 (a)	500	500,000
National Australia Funding, 0.29%, 8/27/15 (a)	500	500,000
Natixis, NY, 0.13%, 8/03/15 (c)	2,000	1,999,985
Nederlandse Waterschapsbank NV, 0.27%, 10/01/15 (a)	500	500,000
Nieuw Amsterdam Receivables Corp., 0.25%, 10/01/15 (c)	250	249,894
Nordea Bank AB (c):
0.27%, 8/24/15	750	749,868
0.30%, 10/09/15	500	499,712
NRW. BANK, 0.20%, 10/01/15 (c)	1,500	1,499,492
Old Line Funding LLC, 0.27%, 10/20/15 (c)	500	499,700
Skandinaviska Enskilda Banken AB (c):
0.26%, 8/07/15	250	249,989
0.27%, 9/18/15	250	249,910
State Street Corp., 0.42%, 12/14/15 (c)	1,000	998,425
Sumitomo Trust & Banking Co. Ltd., 0.28%, 10/09/15 (c)	1,000	999,463
Thunder Bay Funding LLC (c):
0.27%, 8/03/15	1,000	999,985
0.27%, 10/05/15	250	249,878
Victory Receivables Corp. (c):
0.17%, 8/04/15 (d)	1,000	999,986
0.22%, 8/24/15	1,000	999,859
Working Capital Management Co., 0.13%, 8/04/15 (c)	750	749,992

Total Commercial Paper — 50.9%		30,740,842

Corporate Notes — 0.8%
Svenska Handelsbanken AB, 0.36%, 11/13/15 (a)(d)	500	500,000

Municipal Bonds — 1.2%
City & County of San Francisco California, COP, FLOATS, VRDN, Series B001 (Morgan Stanley Bank Liquidity Agreement), 0.24%, 8/06/15 (d)(e)(f)	700	700,000
	Par (000)	Value
Time Deposits — 0.4%
ING Bank NV, Amsterdam, 0.14%, 8/05/15	$250	$250,000

U.S. Government Sponsored Agency Obligations — 1.7%
Federal Home Loan Bank, 0.06%, 9/04/15 (c)	1,000	999,939

U.S. Treasury Obligations — 3.3%
U.S. Treasury Notes:
4.50%, 2/15/16	1,000	1,023,111
0.10%, 10/31/16 (a)	1,000	1,000,000

Total U.S. Treasury Obligations — 3.3%		2,023,111

Repurchase Agreements
Credit Suisse Securities (USA) LLC, 0.43%, 8/03/15 (Purchased on 3/03/15 to be repurchased at $2,001,651, collateralized by a Corporate Debt/Obligation, 0.00%, due 05/31/45, original par and fair values of $2,630,000 and $2,398,980, respectively) (a)	1,998	1,998,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $2,398,980)		1,998,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.13%, 8/03/15 (Purchased on 7/31/15 to be repurchased at $4,852,053, collateralized by a U.S. Treasury Obligation, 0.00%, due 11/15/24, original par and fair values of $6,167,412 and $4,949,040, respectively)	4,852	4,852,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $4,949,040)		4,852,000

2	BLACKROCK SUMMIT CASH RESERVES FUND	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Summit Cash Reserves Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements
Mizuho Securities USA, Inc., 0.22%, 8/03/15 (Purchased on 7/31/15 to be repurchased at $1,000,018, collateralized by various U.S. Government Sponsored Agency Obligations, 4.50%, due 12/20/43, original par and fair values of $7,533,380 and $1,110,000, respectively)	$1,000	$1,000,000
Mizuho Securities USA, Inc., 1.16%, 9/01/15 (Purchased on 7/31/15 to be repurchased at $600,619, collateralized by a Corporate Debt/Obligation, 1.89%, due 5/01/27, original par and fair values of $643,807 and $642,000, respectively) (f)	600	600,000
Total Value of Mizuho Securities USA, Inc. (collateral value of $1,752,000 )		1,600,000
	Par (000)	Value
Repurchase Agreements
Wells Fargo Securities LLC, 0.44%, 8/04/15 (Purchased on 5/06/15 to be repurchased at $250,275, collateralized by a Corporate Debt/Obligation, 3.13%, due 10/15/22, original par and fair values of $266,346 and $262,500, respectively)	$250	$250,000
Wells Fargo Securities LLC, 0.52%, 10/08/15 (Purchased on 7/09/15 to be repurchased at $500,657, collateralized by a Corporate Debt/Obligation, 3.13%, due 10/15/22, original par and fair values of $532,692 and $525,001, respectively)	500	500,000
Total Value of Wells Fargo Securities LLC (collateral value of $787,501)		750,000
Total Repurchase Agreements — 15.2%		9,200,000
Total Investments (Cost — $58,988,899*) — 97.6%		58,988,899
Other Assets Less Liabilities — 2.4%		1,455,683

Net Assets — 100.0%		$60,444,582

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer is a U.S. branch of foreign domiciled bank.

(c)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(f)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

Portfolio Abbreviations

COP	Certificates of Participation
FLOATS	Floating Rate Securities
VRDN	Variable Rate Demand Notes

BLACKROCK SUMMIT CASH RESERVES FUND	JULY 31, 2015	3

Schedule of Investments (concluded)	BlackRock Summit Cash Reserves Fund

Fair Value Hierarchy as of July 31, 2015

•

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of July 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$49,788,899	—	$49,788,899
Repurchase Agreements	—	9,200,000	—	9,200,000

Total	—	$58,988,899	—	$58,988,899

[1] See above Schedule of Investments for values in each security type.

The Fund may hold assets in which the fair value approximates the carrying amount for financial reporting purposes. As of April 30, 2015, cash of $1,016 is categorized as Level 1 within the disclosure hierarchy.

During the period ended July 31, 2015, there were no transfers between levels.

4	BLACKROCK SUMMIT CASH RESERVES FUND	JULY 31, 2015

Item 2	–	Controls and Procedures

2(a) –		The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –		There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Date: September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Date: September 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Date: September 22, 2015